Employee information (Tables)	12 Months Ended
Dec. 31, 2025
Texts Block [Abstract]
Summary of Classification of Employee Benefit

All figures in £ millions	Notes	2025	2024	2023

Employee benefit expense

Wages and salaries (including termination costs)		1,203	1,188	1,252

Social security costs		113	100	107

Share-based payment costs	26	39	42	37

Retirement benefits – defined contribution plans	25	41	41	45

Retirement benefits – defined benefit plans	25	27	40	26

Total		1,423	1,411	1,467

Summary of Average Number of Employees

Average number employed	2025	2024	2023

Employee numbers

UK	2,830	2,798	3,045

Other European countries	675	681	633

US	9,336	9,258	10,125

Canada	306	315	398

Asia Pacific	3,081	3,111	3,257

Other countries	834	861	902

Total	17,062	17,024	18,360